Long-Term Debt - Additional Information - USD Term Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Vessel Term_loan	Dec. 31, 2013 Vessel
Debt Instrument [Line Items]
Long-term Debt	$ 6,736,498,000	$ 6,109,470,000
Interest at a weighted-average fixed rate	3.20%	3.00%
Secured debt [Member]
Debt Instrument [Line Items]
Number of debt instruments	18
Long-term Debt	3,100,000,000	2,500,000,000
Number of term loans which have balloon or bullet repayments	17
Number of vessels	34	35
Debt instrument collateral, description	The term loans are collateralized by first-priority mortgages on 34 (December 31, 2013 - 35) of the Company's vessels, together with certain other security.
Outstanding term loans not guaranteed by Teekay or its subsidiaries	79,300,000	94,400,000
Term loan payments	Quarterly or semi-annual payments commencing three or six months after delivery of each newbuilding vessel financed thereby,
Secured debt [Member] | Certain Term Loans [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 37,800,000	$ 176,300,000
Interest at a weighted-average fixed rate	4.80%	5.20%
Secured debt [Member] | Remaining Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate terms	LIBOR plus a margin
Debt instrument variable interest rate	0.30%	3.25%
Debt instrument interest	0.26%	0.25%